Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ECLIPSE FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000868307
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHNX
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHAX
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHYX
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHIX